BIOLOGICAL ASSETS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
BIOLOGICAL ASSETS (Details)
Balance, Beginning	$ 37
Changes In Fair Value Less Cost To Sell Due To Biological Transformation	46
Transferred To Harvested Cannabis Inventory Upon Harvest	(69)
Balance, Ending	$ 14